Net Investment Income - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Material income and expense [abstract]
Dividend income from equity instruments at fair value through other comprehensive income derecognized	¥ 1,027	¥ 1,555	¥ 2,524